Shareholders’ Equity (Details) $ / shares in Units, $ in Thousands	1 Months Ended		6 Months Ended
	Mar. 31, 2023 shares	Jul. 31, 2019 $ / shares shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 shares	Dec. 31, 2022 shares	Mar. 31, 2022 $ / shares shares
Shareholders’ Equity (Details) [Line Items]
Number of vote entitled			1
Options shares			12,426,345
Unrecognized compensation costs (in Dollars) | $			$ 19,510
Weighted average period			2 years 7 months 13 days
Convertible warrants			2,323,960		2,391,857
Exercised warrant	67,897
Ordinary shares of no-par value	67,897
Share Incentive Plan 2021 [Member]
Shareholders’ Equity (Details) [Line Items]
Options shares			18,192,586
Option granted period			10 years
Convertible Debt Securities [Member]
Shareholders’ Equity (Details) [Line Items]
Exercise price per shares (in Dollars per share) | $ / shares						$ 3.87
Convertible warrants						3,880,777
HekaBio K K [Member]
Shareholders’ Equity (Details) [Line Items]
Options shares				1,125,088
Issuance of warrant		651,067
Exercise price per shares (in Dollars per share) | $ / shares		$ 5.04
Grant date		4 years
Warrants exercised				1,509,176